GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Following the Company's acquisitions in 2023 and 2022, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31, 2023
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2023	$1,269,610	$347,508	$1,617,118
Acquisitions	194,990	1,885	196,875
Functional currency translation adjustments	7,006	970	7,976
As of December 31, 2023	$1,471,606	$350,363	$1,821,969

	Year ended December 31, 2022
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2022	$1,257,149	$349,607	$1,606,756
Acquisitions (*)	27,763		27,763
Functional currency translation adjustments	(15,302)	(2,099)	(17,401)
As of December 31, 2022	$1,269,610	$347,508	$1,617,118
(*)Including adjustment of ($276) resulting from finalization of purchase price allocations with respect to 2021.